Summary of Significant Accounting Policies (composition of cash, cash equivalents and restricted cash) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 68	$ 143	$ 814
Restricted cash	$ 71	71	71
Total cash, cash equivalents and restricted cash as shown on statement of cash flows		$ 214	$ 885